Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net interest income [abstract]
Interest income on loans	€ 34,146	€ 32,021	€ 19,327
Interest income on debt securities at amortised cost	1,204	877	591
Interest income on financial assets at fair value through OCI	1,481	1,078	511
Interest income on non-trading derivatives (hedge accounting)	12,644	10,682	4,011
Total interest income using effective interest rate method	49,474	44,658	24,439
Interest income on financial assets at fair value through profit or loss	6,343	4,934	1,444
Interest income on non-trading derivatives (no hedge accounting)	3,168	2,637	2,390
Interest income other	173	171	100
Total other interest income	9,685	7,741	3,934
Total interest income	59,159	52,399	28,373
Interest expense on deposits	15,105	11,940	3,506
Interest expense on debt securities in issue	5,254	4,014	1,722
Interest expense on subordinated loans	753	708	648
Interest expense on non-trading derivatives (hedge accounting)	13,767	11,849	4,144
Total interest expense using effective interest rate method	34,878	28,510	10,019
Interest expense on financial liabilities at fair value through profit or loss	5,479	4,410	1,237
Interest expense on non-trading derivatives (no hedge accounting)	3,308	3,131	2,411
Interest expense on lease liabilities	27	28	15
Interest expense other	178	157	98
Total other interest expense	8,993	7,726	3,762
Total interest expense	43,871	36,237	13,780
Net interest income 20	15,288	16,162	14,593
Negative interest income on liabilities	(7)	(19)	(887)
Negative interest expense on assets	€ 1	€ 0	€ 285